UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND             MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                  ------------     -------------
AUSTRALIA -- 1.5%
    National Australia Bank                          150,000       $  3,559,230
                                                                   ------------
BELGIUM -- 1.9%
    Fortis                                           150,000          4,387,364
                                                                   ------------
CANADA -- 1.3%
    Alcan                                             90,000          3,039,276
                                                                   ------------
FINLAND -- 1.5%
    Nokia                                            220,000          3,509,284
                                                                   ------------
FRANCE -- 11.7%
    AXA                                              175,000          4,785,006
    BNP Paribas                                       50,000          3,613,314
    Cie de Saint-Gobain                               35,000          2,103,713
    STMicroelectronics                               265,000          4,570,125
    Suez                                             120,000          3,300,284
    Total                                             25,000          6,263,153
    Vivendi Universal                                 80,000          2,545,071
                                                                   ------------
                                                                     27,180,666
                                                                   ------------
GERMANY -- 8.5%
    Allianz                                           20,000          2,542,398
    BASF                                              40,000          2,840,727
    Bayerische Motoren Werke                          65,000          3,047,974
    E.ON                                              42,000          3,887,618
    MAN                                               90,000          4,194,070
    Siemens                                           40,000          3,082,661
                                                                   ------------
                                                                     19,595,448
                                                                   ------------
HONG KONG -- 1.4%
    Henderson Land Development                       650,000          3,275,389
                                                                   ------------
ITALY -- 1.5%
    Telecom Italia, Ordinary Shares*                 600,000          1,958,066
    Telecom Italia, Savings Shares*                  525,000          1,411,556
                                                                   ------------
                                                                      3,369,622
                                                                   ------------
JAPAN -- 23.1%
    Asahi Breweries                                  350,000          3,950,059
    Asahi Glass                                      220,000          2,119,457
    Astellas Pharma                                  115,000          3,747,868
    Bridgestone                                      175,000          3,423,028
    Canon                                             51,000          2,515,666
    East Japan Railway                                   700          3,441,477
    Komatsu                                          275,000          2,589,352
    Kubota                                           500,000          2,914,843
    Nippon Meat Packers                              200,000          2,287,462
    Nippon Oil                                       375,000          2,567,992
    Nippon Telegraph & Telephone                     110,000          2,420,000
    Nippon Yusen                                     600,000          3,463,441
    Oji Paper                                        600,000          3,022,296
    Osaka Gas                                        810,000          2,561,233
    Promise                                           43,500          2,647,812
    Shionogi                                         220,000          2,722,159

THE ADVISORS' INNER CIRCLE FUND             MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                  ------------     -------------
JAPAN -- CONTINUED
    Tanabe Seiyaku                                   320,000       $  3,008,210
    UFJ Holdings*                                        800          4,129,107
                                                                   ------------
                                                                     53,531,462
                                                                   ------------
NETHERLANDS -- 5.1%
    Aegon                                            220,000          3,152,654
    Akzo Nobel                                        70,000          2,885,133
    TNT                                              110,000          2,795,968
    Unilever                                          45,000          3,021,100
                                                                   ------------
                                                                     11,854,855
                                                                   ------------
PORTUGAL -- 1.2%
    Portugal Telecom SGPS                            300,000          2,856,966
                                                                   ------------
SINGAPORE -- 1.8%
    DBS Group Holdings                               425,000          4,110,098
                                                                   ------------
SOUTH KOREA -- 1.0%
    Daewoo Shipbuilding & Marine Engineering         125,000          2,346,435
                                                                   ------------
SPAIN -- 2.6%
    Repsol YPF                                       120,000          3,357,350
    Telefonica                                       156,000          2,626,101
                                                                   ------------
                                                                      5,983,451
                                                                   ------------
SWEDEN -- 4.5%
    Electrolux                                       165,000          3,708,672
    Nordea Bank                                      400,000          3,818,199
    Saab                                             180,000          3,013,699
                                                                   ------------
                                                                     10,540,570
                                                                   ------------
SWITZERLAND -- 3.9%
    Credit Suisse Group                              110,000          4,609,929
    Swiss Reinsurance                                 70,000          4,463,024
                                                                   ------------
                                                                      9,072,953
                                                                   ------------
TAIWAN -- 1.4%
    Taiwan Semiconductor Manufacturing               377,997          3,246,994
                                                                   ------------
UNITED KINGDOM -- 21.7%
    Barclays                                         390,000          3,820,948
    BG Group                                         350,000          2,896,186
    Cadbury Schweppes                                250,000          2,403,552
    Cadbury Schweppes ADR                             20,000            772,800
    Diageo                                           230,000          3,172,028
    GlaxoSmithKline ADR                               80,000          3,795,200
    Hilton Group                                     450,000          2,295,069

    Kingfisher                                       900,000          4,072,378
    Lloyds TSB Group                                 475,000          4,020,214
    Persimmon                                        280,000          3,940,410
    Royal Bank of Scotland Group                     120,000          3,570,909
    Royal Dutch Shell ADR, Cl B                       60,340          3,841,844
    Royal Dutch Shell, Cl B*                          86,200          2,740,842
    Scottish Power                                   200,000          1,770,074
    Scottish Power ADR*                               40,000          1,413,600

THE ADVISORS' INNER CIRCLE FUND             MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                   SHARES/FACE
                                                     AMOUNT/
                                                    CONTRACTS          VALUE
                                                   -----------     -------------
UNITED KINGDOM -- CONTINUED
    Tate & Lyle                                      325,000       $  2,648,369
    Trinity Mirror                                   300,000          3,228,851
                                                                   ------------

                                                                     50,403,274
                                                                   ------------

    TOTAL COMMON STOCK (Cost $179,143,578)                          221,863,337
                                                                   ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
--------------------------------------------------------------------------------
    Morgan Stanley 3.00%, dated 07/29/05, to be
        repurchased on 08/01/05, repurchase price
        $7,195,641, (collateralized by a U.S.
        Government obligation, par value $5,965,058,
        6.000%, 02/15/26, with total market
        value $7,337,930)                         $7,193,843          7,193,843
                                                                   ------------

    TOTAL REPURCHASE AGREEMENT (Cost $7,193,843)                      7,193,843
                                                                   ------------

    TOTAL INVESTMENTS -- 98.7% (COST $186,337,421)+                 229,057,180
                                                                   ============
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
--------------------------------------------------------------------------------
    Taiwan Semiconductor January 2007, $10 Call       (1,800)          (171,000)
                                                                   ------------
    (Premium Received $(228,047))                                  $   (171,000)
                                                                   ============


         PERCENTAGES ARE BASED ON NET ASSETS OF $232,086,037.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
       + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
         $186,337,421, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $47,412,409 AND $(4,692,650), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 CSM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.